Organization and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Business Description and Basis of Presentation
Company
Effective February 8, 2021, we changed our name to Eneti Inc. from Scorpio Bulkers Inc., following receipt of the approval of our shareholders at a special meeting held on February 3, 2021.

Eneti Inc. (the “Company”) was incorporated in the Republic of the Marshall Islands on March 20, 2013. The Company announced on August 3, 2020 its intention to transition away from the business of dry bulk commodity transportation and towards marine-based renewable energy including investing in the next generation of wind turbine installation vessels. During July 2021, the Company completed its exit from the business of dry bulk commodity transportation.

The dry bulk commodity transportation business represented 100% of the activity of the Company when all dry bulk vessels qualified as held-for-sale as of December 31, 2020. Therefore, it did not meet the definition of a “component of an entity” as defined in ASC 205-20, Presentation of financial statements—Discontinued operations as its operations and cash flows could not be clearly distinguished from the rest of the entity. For that reason, it is not presented as a discontinued operation in these consolidated financial statements.

Marine Energy (acquired August 2021)

In August 2021, Eneti completed its acquisition of Atlantis Investorco Limited, the parent of Seajacks International Limited (“Seajacks”), after which Seajacks became a wholly-owned subsidiary of Eneti. The Company is focused on the offshore wind and marine-based renewable energy industry and has invested in the next generation of wind turbine installation vessels (“WTIV”). The Company operates five WTIVs, which in addition to wind farm installation can perform maintenance, construction, decommissioning and other tasks within the offshore industry. The Company typically operates its five WTIVs (collectively “our fleet”) on modified time charters, which provides a fixed and stable cash flow for a known period of time, and often places risks, such as weather downtime, on the charterer’s account. Our fleet currently consists of the following vessels:

Vessel Name	Vessel Design	Year Built
Seajacks Scylla	NG14000	2015
Seajacks Zaratan	NG5500	2012
Seajacks Leviathan	NG2500	2009
Seajacks Hydra	NG2500	2014
Seajacks Kraken	NG2500	2009

Our commercial and technical management of our fleet enables us to have very competitive operating expenses and high vessel maintenance standards. We conduct a significant portion of the commercial and technical management of our vessels in-house through our wholly owned subsidiaries. We believe having control over the commercial and technical management allows us to more closely monitor our operations and to offer consistent higher quality performance, reliability, safety and sustainability and efficiency in arranging charters and the maintenance of our vessels. We also believe that these management capabilities contribute significantly in maintaining a lower level of vessel operating and maintenance costs, without sacrificing the quality of our operations.

The Company’s marine energy business is managed as a single operating segment.
Former Dry Bulk Operations (exited July 2021)

Prior to its exit from the dry bulk business, the Company was an international shipping company that owned and operated the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets.

The Company’s vessels transported a broad range of major and minor bulk commodities, including ores, coal, grains, and fertilizers, along worldwide shipping routes, and were, or were expected to be, employed primarily in the spot market or in spot market-oriented pools of similarly sized vessels.

Basis of Accounting
Basis of accounting
The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP.
Certain reclassifications have been made in the Consolidated Balance Sheet to the prior year presentation to conform to the current year presentation.
Reverse stock split
On April 7, 2020, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.

Going Concern	Going concern
Consolidation, Policy
Principles of Consolidation
The consolidated financial statements represent the consolidation of the accounts of Eneti Inc. and its subsidiaries in conformity with U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation.
The Company consolidates entities in which it holds a controlling financial interest. A controlling financial interest is one in which the Company has a majority voting interest or one in which the Company is the primary beneficiary of a variable interest entity (“VIE”). The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist and whether the entity is a VIE, and if so, determines whether the Company is the primary beneficiary of a VIE.
Use of Estimates, Policy
Accounting estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosures of contingent assets, liabilities, revenues, and expenses. Actual results could differ from those results.
The acquisition method of accounting requires extensive use of estimates and judgments to allocate the consideration transferred to the identifiable tangible and intangible assets acquired and liabilities assumed.
We applied the acquisition method accounting for the acquisition of Seajacks and used estimates to determine the fair value of acquired assets and liabilities assumed. The vessel fair values were arrived at by independent valuations from three reputable brokers in the sector. Overall, the Company used point estimation techniques considering each broker’s concluded values on a vessel by vessel basis.
The valuation process also identified a brand name, which is an indefinite life intangible asset, the fair value of which was determined by using a relief from royalty approach, which is a form of the income approach. This valuation is based upon estimates of future net revenues applied to benchmark royalty rate and discounted to present value, which results in an indication of the benefit of owning the intangible asset.
The Company is required to estimate income taxes in each of the jurisdictions in which it operates. This process involves estimating our current income tax obligations together with assessing temporary differences resulting from differing treatment of certain items for tax and accounting purposes. These temporary differences result in deferred tax assets and liabilities. The Company then assess the likelihood that its deferred tax assets will be recovered from future taxable income. A valuation allowance is recognized if, based upon the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax asset will not be realized. In making such a determination, the Company considers all material positive and negative evidence including projected future taxable income, available tax-planning strategies and its results of operations for the last three years. Actual results could differ materially from this assessment if adequate taxable income is not generated in future periods.

Revenue Recognition, Policy
Revenue recognition - Marine Energy (acquired August 2021)
Time charter hire

Time charter hire revenues are earned for exclusive use of the services of the vessel by the charterer for an agreed period of time. There is a lease component of the hire and a service component. The lease component relates to the hire revenues which are recorded on a straight-line basis over the term of the charter in accordance with ASC 842, with due allowance made for periods of off-hire. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.

Revenues related to reimbursable expenses

The Company generally receives reimbursements from our customers for the purchase of supplies, equipment, and other services provided at their request in accordance with the terms of the contracts. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and the timing thereof are highly dependent on factors outside of the Company’s influence. Accordingly, reimbursable revenue is fully constrained and not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a customer. The Company and its subsidiaries are generally considered a principal in such transactions and record the associated revenue at the gross amount billed to the customer. Revenues related to reimbursable expenses are generally categorized as service revenues.

Mobilization and demobilization revenue

The Company may receive fees on a fixed lump-sum for the mobilization and demobilization of its vessels. These activities are not considered to be distinct within the context of the contract and therefore the associated revenue is allocated to the overall performance obligation and recognized ratably over the agreed term of the related time charter contract. The Company defers mobilization and contract preparation fees received, as well as direct and incremental costs associated with the mobilization of equipment and contract preparation activities as “contract fulfillment costs” and amortize each on a straight-line basis, over the related time charter contract. Demobilization revenue expected to be received upon contract completion is included as part of the overall transaction price at contract inception and recognized over the term of the contract. Mobilization and demobilization revenue are classified as either time charter revenue or project revenue depending on the contract to which they relate.

Revenues related to construction supervision

Construction supervision revenues relate to advisory and support services provided to third parties during the design and construction phases of new buildings. Revenue is recognized in accordance with the satisfaction of the performance obligations. Advisory services are recognized in line with the agreed milestones and support services are recognized evenly over the duration of the contract, as set out in the contractual terms.

Contract assets and liabilities

In certain cases, the measurement of revenue will not be the same as amounts invoiced to a customer. In these circumstances, the Company recognizes either a contract asset or a contract liability for the difference between cumulative revenue recognized and cumulative amounts billed for that contract. A contract asset is recognized when the Company’s right to consideration, in exchange for goods or services delivered to the customer, is conditioned on the entity’s future performance. Conversely, where the Company receives a payment for consideration in relation to goods or services to be provided in the future, the amount is recorded as a contract liability.

Where the Company identifies non-current contract liabilities relating to mobilization and contract preparation fees received from customers in advance, which are deferred until the commencement of the associated contracts, the Company measures the amount of revenue to recognize on execution of the contracts by calculating a financing component at the interest rate that would have applied had the Company borrowed the funds from its customer.

Accounts receivable

A receivable is distinguished from a contract asset if the receipt of the consideration is unconditional. Receivables are presented net of any necessary allowances. Management continually evaluates customer receivables for impairment based on historical experience, including the age of the receivables and the customers payment pattern. The Company had no allowance for doubtful accounts at December 31, 2021 and 2020.

Remaining performance obligations

Remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period with an original expected duration of one year or more. The Company does not disclose the remaining performance obligations of short-term contracts that are expected to have a duration of one year or less or where the Company has the right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date (for example, a service contract in which a customer is billed for each hour of service provided). We do not disclose the remaining performance obligations of contracts for which there is either a right to invoice, or which is there is an expected duration of one year or less.

As of December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations is estimated to be $3.1 million, which is expected to be recognized in 2023.

Voyage Expenses Policy
Voyage expenses
Voyage expenses primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters, brokerage commissions and miscellaneous voyage expenses that the Company is unable to recoup under time charter and pool arrangements.

Charterhire Expense Policy
Charterhire expense
Charterhire expense is the amount we pay the owner for time chartered-in dry bulk vessels. The amount is usually for a fixed period of time at charter rates that are generally fixed, but may contain a variable component based on drybulk indices, inflation, interest rates, profit sharing, or current market rates. The vessel’s owner is responsible for crewing and other vessel operating costs. Charterhire expense is recognized ratably over the charterhire period.

Vessel operating costs
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees, are expensed as incurred.
Technical management fees are paid to SSM (See Note 15, Related Party Transactions). Pursuant to the Revised Master Agreement, SSM provides us with technical services, and we provide it with the ability to subcontract technical management of our vessels.
On October 20, 2021, the Company entered into a technical support agreement with SSM pursuant to which SSM provides technical advice and services to us in connection with the construction of our newbuilding WTIV at Daewoo. In consideration for these services, we paid SSM a fee of $671,200, and thereafter, will pay a monthly fee in the amount of $41,667. These payments are being capitalized as a cost to build the vessel and are included in Vessels under construction, on the Consolidated Balance Sheet.

Foreign Currency Transactions and Translations Policy
Foreign currencies
The individual financial statements of Eneti Inc. and each of its subsidiaries are maintained in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the consolidated financial statements of Eneti Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. Any change in exchange rate between the date of recognition and the date of settlement may result in a gain or loss which is included in the Consolidated Statement of Operations. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences are included in the Consolidated Statements of Operations
Cash and Cash Equivalents, Policy
Cash and cash equivalents
Cash and cash equivalents are comprised of cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, and that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Inventory, Policy
Inventories
Inventories consist mainly of spare parts and lubricating oils used in the operations of the vessels and are stated at the lower of cost or net realizable value. Cost is determined using the first-in-first-out method.

Assets held for sale policy
Assets held for sale
During December 2020, the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining dry bulk vessels and exit the dry bulk sector during 2021, classifying all of its remaining fleet as held for sale at December 31, 2020. As a result of this decision, the Company recorded a charge of $458.6 million to remeasure its fleet to its fair value less costs to sell.
Assets held for sale include drybulk vessels and contracts for the construction of vessels and are classified in accordance with ASC 360, Property, Plant, and Equipment. The Company considers such assets to be held for sale when all of the following criteria are met:
•management commits to a plan to sell the property;
•it is unlikely that the disposal plan will be significantly modified or discontinued;
•the property is available for immediate sale in its present condition;
•actions required to complete the sale of the property have been initiated;
•sale of the property is probable and we expect the completed sale will occur within one year; and
•the property is actively being marketed for sale at a price that is reasonable given its current market value.
Upon designation as an asset held for sale, the Company records the asset at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and, if the asset is a vessel, the Company ceases depreciation.
Determination of fair value less costs to sell implies judgment. Management estimated the fair value of each individual vessel in the fleet based on its specific characteristics, such as category of the vessel (Ultramax or Kamsarmax), year and shipyard of construction, cargo carrying capacity, scrubbers retrofit, the Company’s recent sales transactions for similar vessels, and other factors. Management also estimated incremental direct costs to sell mainly on the basis of existing contracts (termination fees to be paid to related party commercial and technical managers) and customary industry practices (commissions to be paid to brokers).

The Company’s vessels had been commercially managed by SCM and technically managed by SSM pursuant to the Master Agreement prior to their termination. As the termination amounted to a sale of all or substantially all vessels, a payment equal to 24 months of management fees applied as the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining dry bulk vessels and exit the dry bulk sector during 2021. This fee was considered as part of our assessment of the fair value less cost to sell of our remaining fleet, and was therefore included in the captions "Loss/write down on assets held for sale-related party" in the Consolidated Statements of Operations, and "Assets held for sale" in the Consolidated Balance Sheet.

Vessels, net
Vessels, net
Vessels, net is stated at historical cost less accumulated depreciation and any impairment. Included in vessel costs are acquisition costs directly attributable to the acquisition of a vessel including capitalized interest and expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated to their residual value on a straight-line basis over their estimated useful lives of 30 years and 25 years, for marine energy and dry bulk vessels, respectively, from the date the vessels are ready for their first voyage. These estimated useful lives are management’s best estimate and are also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by an estimated scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four years average scrap market rates.The carrying value of the Company’s vessels does not represent the fair market value of such vessels or the amount it could obtain if it were to sell any of its vessels, which could be more or less. Under U.S. GAAP, the Company would not record a loss if the fair market value of a vessel (excluding its charter) is below its carrying value unless and until it determines to sell that vessel or the vessel is impaired as discussed below under “Impairment of long-lived assets held for use.”
Vessels Under Construction, Policy	Vessels under constructionVessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, capitalized interest, professional fees, and other costs deemed directly attributable to the construction of the asset. Vessels under construction are not depreciated.
Deferred Drydocking cost
Deferred drydocking costs
Our dry bulk vessels were required to undergo planned drydocks or underwater inspections for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. When the drydock expenditure occurs prior to the expiry of the period, the remaining balance is expensed.
Costs capitalized as part of the drydock include actual costs incurred at the drydock yard and parts and supplies used in making such repairs. We only include in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that extend the economic life of the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
Marine energy vessels generally do not require drydocking as their jack-up capability enables in-water inspection.

Equity Method Investments [Policy Text Block]
Equity Investments
Equity investments for which we have the ability to exercise significant influence, but not control over the investee and are not the primary beneficiary of the investee’s activities are accounted for under the equity method. As of December 31, 2021 and December 31, 2020, the Company’s equity method investments consist solely of an approximately 3.7% common stock ownership interest in a related party, Scorpio Tankers Inc., over which it has the ability to exercise significant influence. In accounting for its investment in Scorpio Tankers, the Company has elected to use the fair value option, available under ASC 825 for investments subject to the equity method of accounting, as it more accurately reflects the economic substance of its ownership interest in Scorpio Tankers. The initial election of the fair value option did not have any impact on the Company’s earnings. The Company measures its fair value based upon the quoted market price of Scorpio Tankers common stock. Our share of gains and losses in the fair value of the Scorpio Tankers investment as well as dividend income are recorded in Income
(loss) from equity investment - related party in the Consolidated Statements of Operations. As of December 31, 2021 and 2020, the Company did not have any cost method investments.
Impairment of Long-lived assets held for use
Impairment of long-lived assets held for use
In accordance with ASC subtopic 360-10, Property, Plant and Equipment, long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset or asset group and its eventual disposition. For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets. For our marine energy business, our NG2500 design vessels constitute a single asset group as they are used interchangeably for cash flow generation for the oil and gas and small offshore wind project markets based upon opportunistic factors such as location. For our former dry bulk business, asset groups were generally at the vessel pool level for vessels operating within pools.
In performing its impairment review, the Company performs a recoverability test comparing an estimate of undiscounted cash flows to carrying value to determine if the asset group is impaired. In developing its estimates of undiscounted cash flows, the Company makes significant assumptions and estimates about future performance, with the most significant assumptions relating to (i) charter rates, (ii) off-hire days, (iii) operating costs, (iv) drydocking frequency, duration and cost ( (v) estimated useful life which is assessed as a total of 25 years for dry bulk vessels and 30 years for marine energy vessels, and (vi) estimated scrap values.
An impairment loss is recognized when the carrying amount of the asset group is greater than both the undiscounted cash flows and its fair value. In instances where the carrying value of an asset group is not recoverable, measurement of the impairment loss is based upon the amount by which the collective fair values of the vessels in the asset group exceed their collective carrying values. The fair values are determined based upon available market data as well as third party valuations performed on each individual vessel. Based on its assessment of potential indicators of impairment, management concluded that no indicators of impairment exist for its vessels and related equipment at the reporting date.
Fair Value of Financial Instruments, Policy	Fair value of financial instruments Substantially all of the Company’s financial instruments are carried at fair value or amounts approximating fair value. Cash and cash equivalents, interest rate caps, amounts due to / from charterers, accounts payable and long-term debt, are carried at market value or estimated fair value.
Segment Reporting, Policy
Although each vessel within its respective class qualified as an operating segment under U.S. GAAP, each vessel also exhibited similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. The Company therefore chose to present its segment information by vessel class using the aggregated information from the individual vessels.
The Company’s dry bulk vessels regularly moved between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Corporate and other costs
Certain of the corporate income and general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these amounts are included in the results below as “Corporate”.
Earnings Per Share, Policy
Earnings per share
Basic earnings per share is determined by dividing the net income (loss) by the weighted average number of common shares outstanding, while diluted earnings per share is determined by dividing net income (loss) by the average number of common stock adjusted for the dilutive effect of common stock equivalents by application of the treasury stock method. Common stock equivalents are excluded from the diluted calculation if their effect is anti-dilutive.

Share-based Compensation
Share-based Compensation
We follow ASC Subtopic 718-10, Compensation-Stock Compensation, for restricted stock issued under our equity incentive plan. Share-based compensation expense requires measurement of compensation cost for share-based awards at fair value and recognition of compensation cost over the vesting period. The restricted stock awards granted to our employees and directors have graded vesting schedules and contain only service conditions. The Company recognizes compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.
The fair value of restricted stock awards is based on the fair value of the Company’s common stock on the grant date.

Income Tax, Policy
Income tax
Eneti Inc. is incorporated in the Republic of the Marshall Islands, and in accordance with the income tax laws of the Marshall Islands, we are not subject to Marshall Islands income tax. The Company, through its Seajacks business, operates in various countries and records income taxes based upon the tax laws and rates of the countries in which it operates and earns income.
The liability method is used to account for income taxes. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets, liabilities and tax loss carryforwards and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not to be realized.
Concentration Risk, Credit Risk, Policy
Concentration of credit risk
The Company services the off-shore industry by time chartering (leasing) its vessels to third party charterers and by entering into construction contracts. The Company takes on exposure to credit risk, which is the risk that a counterparty will be unable to pay amounts in full when due. Management mitigates this risk by, to the extent possible, only chartering the vessels to blue chip companies, obtaining payment security where possible and conducting comprehensive credit reviews of counterparties with payment terms limited to 30 days, to the extent commercially attainable. Credit risk concentration exists for the Company’s trade and other receivables, 54% of which are due from three counterparties.
Company maintains virtually all of its cash and cash equivalents with three financial institutions.  None of the Company’s cash and cash equivalent balances are covered by insurance in the event of default by these financial institutions.

Interest rate risk	Interest rate riskThe Company is exposed to the impact of interest rate changes primarily through its variable-rate borrowings which consist of borrowings under its secured credit facilities. Significant increases in interest rates could adversely affect our margins, net income and our ability to service our debt. The Company has previously and may in the future enter into derivative contracts, to hedge its overall exposure to interest rate risk exposure (see Derivative financial instruments below for further information).
Liquidity Risk
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows.
Current economic conditions make forecasting difficult, and there is the possibility that our actual operating performance during the coming year may be materially different from expectations. We could also pursue other means to raise liquidity to meet these obligations, however there can be no assurance that these or other measures will be successful and a deterioration in economic conditions or a failure to refinance our debt that is maturing could cause us to breach our debt covenants and could have a material adverse effect on our business, results of operations, cash flows and financial condition.
Based on internal forecasts and projections, which assumes our ability to sell our investment in Scorpio Tankers Inc. (“Scorpio Tankers”) and the new $175.0 Million Credit Facility, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including but not limited to debt service obligations) for a period of at least 12 months from the date of issuance of this annual report. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.

Currency and Exchange Rate Risk	Currency and exchange rate riskThe Company’s functional currency is the U.S. Dollar. While revenue and expense composition is somewhat mixed, our financing, capital expenditures and retained cash balances are primarily U.S. Dollar based. Management monitors the exposure to currency risk on a regular basis and partially mitigate the risk by using foreign currency contracts when appropriate.
Derivatives, Methods of Accounting, Derivatives Not Designated or Qualifying as Hedges
Derivative financial instruments
The Company sometimes uses derivative financial instruments, primarily foreign exchange swap contracts, to hedge certain foreign exchange exposures. The Company no longer hedges interest-rate exposure and does not use derivative financial instruments for speculative purposes.
All derivative financial instruments are carried on the balance sheet at fair value. Fair value of derivatives is determined by reference to observable prices that are based on inputs not quoted on active markets, but corroborated by market data. The accounting for changes in the fair value of a derivative instrument depends on whether the derivative has been designated as and qualifies as part of a hedging relationship. The use of derivative instruments has been limited to interest rate cap agreements. The fair values of derivative instruments are included in Other assets in the accompanying balance sheets. The Company has not elected to designate any of its derivative instruments as hedging instruments under ASC 815, Derivatives and Hedging, and as such the gain or loss on the derivative is recognized in Financial expense, net in current earnings during the period of change.

New Accounting Pronouncements, Policy
Recently adopted accounting standards
In 2021, the Company has early-adopted Financial Accounting Standards Board, Accounting Standards Update (or ASU) 2021-08, “Business Combinations (Topic 805) Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”. The new guidance requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with Accounting Standards Codification (or ASC) 606, Revenue from Contracts with Customers, as if the acquirer had originated the contracts.

Deferred Charges, Policy
Deferred financing costs, net
Deferred financing costs, included in other assets or as a reduction to debt balances (as described above), consist of fees, commissions and legal expenses associated with obtaining or modifying secured credit facilities and financing obligations. These costs are amortized over the life of the related debt using the effective interest rate method and are included in Financial expense, net in the Consolidated Statements of Operations. Amortization was $0.7 million, $3.6 million, and $3.8 million, respectively, for the years ended December 31, 2021, 2020 and 2019. Deferred financing costs were $21.3 million and $21.3 million, and accumulated amortization was $21.3 million and $13.4 million as of December 31, 2021 and 2020, respectively.
The Company wrote off $7.2 million and $3.1 million during years ended December 31, 2021 and 2020, respectively, related to the refinancing of existing debt and the repayment of debt.